UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:	811-22172
Exact name of registrant as specified in charter:	World Funds Trust
Address of principal executive offices:	8730 Stony Point Parkway, Suite 205 Richmond, VA 23235
Name and address of agent for service	The Corporation Trust Co., Corporation Trust Center, 1209 Orange St., Wilmington, DE 19801 With Copy to: John H. Lively Practus, LLP 11300 Tomahawk Creek Parkway Suite 310 Leawood, KS 66211
Registrant’s telephone number, including area code:	(804) 267-7400
Date of fiscal year end:	March 31
Date of reporting period:	March 31, 2026

Perkins Discovery Fund

ITEM 1. (a)  REPORT TO STOCKHOLDERS.

Perkins Discovery Fund Tailored Shareholder Report

annual shareholder report March 31, 2026 Perkins Discovery Fund (Ticker: PDFDX)

This annual shareholder report contains important information about the Perkins Discovery Fund for the period of April 1, 2025 to March 31, 2026. You can find additional information about the Fund at www.perkinsfund.com/reports-to-investors/. You can also request this information by contacting us at (800) 673-0550.

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Perkins Discovery Fund	$272	2.54%

How did the Fund perform?

For the period of April 1, 2025 to March 31, 2026, the Perkins Discovery Fund (the “Fund”) returned 13.92%. In comparison, the S&P 500® Index returned 16.33% for the same period and the Dow Jones U.S. Micro-cap Total Stock Market Index returned 30.93%.

What key factors affected the Fund's performance?

As a micro-cap fund, the Fund was affected primarily by the relative performance of small-cap and micro-cap stocks as compared to large-cap companies and the market as a whole. After several difficult years during which small-cap and micro-cap companies lagged behind large-caps, they began to perform better during the first three quarters of the fiscal year, as did the Fund. During the March quarter, however, the market as a whole was mostly down and the Fund underperformed.

Positioning

At the Perkins Discovery Fund, we follow a bottom-up approach, using both fundamental and technical chart analysis to find new investment opportunities one at a time and to monitor our current holdings. During the 12-month period, we added 4 holdings and disposed of 6. As a result, the portfolio went from 28 holdings to 26. We started the period with 99.13% of the Fund invested in equities and ended with 99.12% invested in equities.

Top Contributors	Top Detractors
Axogen, Inc.	Vericel Corp.
Skywater Technology, Inc.	Elutia, Inc. NeoGenomics, Inc.
Natera, Inc.	Inuvo, Inc.

Cumulative Performance

(based on a hypothetical $10,000 investment)

Perkins Discovery Fund - $24,589
S&P 500® Index - $31,696
Dow Jones U.S. Micro-Cap Total Stock Market Index - $18,384
$40,000
$35,000
$30,000
$25,000
$20,000
$15,000
$10,000
03/31/2016
03/31/2018
03/31/2020
03/31/2022
03/31/2024
03/31/2026

Annual Performance

            Average Annual Total Return

	1 Year	5 Year	10 Year
Perkins Discovery Fund	13.92%	-8.67%	9.41%
S&P 500® Index	16.33%	10.44%	13.02%
Dow Jones U.S. Micro-Cap Total Stock Market Index	30.93%	-3.62%	5.79%

The S&P 500® Index is a broad-based unmanaged index of 500 stocks, which is widely recognized as representative of the equity market in general.

The Dow Jones U.S. Micro-Cap Total Stock Market Index is an unmanaged index that measures the performance of the smallest publicly traded U.S. stocks, representing the micro-cap segment of the equity market.

Visit www.perkinsfund.com/performance/ for more recent performance information.

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Perkins Discovery Fund Tailored Shareholder Report

Sector Breakdown

Health Care Supplies
17.00%
Biotechnolgoy
14.28%
Health Care Drugs/Services
13.51%
Information Technology
13.18%
Software Services
11.76%
Health Care Support
11.21%
Health Care Technology
8.66%
Consumer Discretionary
6.08%
Health Care Manufacturing
3.44%
Money Market Fund
0.85%

Top Ten Holdings
Axogen, Inc.	11.43%
Natera, Inc.	11.21%
Veracyte, Inc.	7.78%
ANI Pharmaceuticals, Inc.	7.62%
SkyWater Technology, Inc.	6.85%
ePlus, Inc.	6.49%
Digi International, Inc.	4.99%
Butterfly Network, Inc.	4.21%
BioLife Solutions, Inc.	4.11%
Magnite, Inc.	4.10%

Key Fund Statistics

(as of March 31, 2026)

Fund Net Assets	$5,799,179
Number of Holdings	26
Total Net Advisory Fee	$0
Portfolio Turnover Rate	7.90%

Material Changes

Fund Liquidation

On May 20, 2026, the Board of Trustees of WFT approved a Plan of Liquidation for the Fund, based on the recommendation of the Fund's investment advisor, Perkins Capital Management, Inc.The Fund will cease trading and will be closed to purchases as of the close of regular trading on May 29, 2026 (the "Closing Date"). The Fund will not accept purchase orders after the Closing Date. Shareholders may sell their shares through the Closing Date. The Fund is expected to liquidate on June 29, 2026 (the "Liquidation Date").

On or about the Liquidation Date, the Fund expects to distribute to shareholders of record who have not previously redeemed or sold their shares cash in an amount equal to each shareholder's proportionate interest in the net assets of the Fund, after payment of Fund liabilities and liquidation expenses. Distributions may also be made in cash equivalents or in-kind, as permitted under the Plan. Once distributions are complete, the Fund will terminate.

Prior to the Closing Date, the Advisor will begin liquidating the Fund's portfolios, which will result in the Fund holding increased cash positions and deviating from its stated investment objectives and strategies. The Fund will bear brokerage, transaction, and other expenses associated with the liquidation, which have been determined to be extraordinary expenses.

For additional information about the Fund; including its prospectus, summary prospectus, financial information, holdings and proxy information, visit

www.perkinsfund.com/reports-to-investors/

.

What did the Fund invest in?

(% of Net Assets as of March 31, 2026)

ITEM 1. (b). Not applicable.

ITEM 2.	CODE OF ETHICS.

(a) The registrant, as of the end of the period covered by this report, has adopted a code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party.

(c) There have been no amendments, during the period covered by this report, to a provision of the code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, and that relates to any element of the code of ethics description.

(d) The registrant has not granted any waivers, including an implicit waiver, from a provision of the code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, that relates to one or more of the items set forth in paragraph (b) of this item’s instructions.

(e) Not applicable.

(f) The code of ethics is attached hereto as exhibit 19(a)(1).

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

(a)(1) The registrant does not have an audit committee financial expert serving on its audit committee.

(a)(2) Not applicable.

(a)(3) At this time, the registrant believes that the collective experience provided by the members of the audit committee together offer the registrant adequate oversight for the registrant’s level of financial complexity.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a) Audit Fees. The aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years are $16,300 for 2026 and $16,300 for 2025.

(b) Audit-Related Fees. The aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant’s financial statements and are not reported under paragraph (a) of this Item are $0 for 2026 and $0 for 2025.

(c) Tax Fees. The aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning are $2,800 for 2026 and $2,800 for 2025. The nature of the services comprising these fees include preparation of excise filings and income tax returns and assistance with calculation of required income, capital gain and excise distributions.

(d) All Other Fees. The aggregate fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through (c) of this Item are $1,000 for 2026 and $1,000 for 2025.

(e)(1) Disclose the audit committee’s pre-approval policies and procedures described in paragraph (c)(7) of Rule 2-01 of Regulation S-X.

Pursuant to its charter, the registrant’s Audit Committee must pre-approve all audit and non-audit services to be provided to the registrant.  The Audit Committee also pre-approves any non-audit services provided by the registrant’s principal accountant to the adviser or any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant, if the engagement relates directly to the operations and financial reporting of the registrant.

(e)(2) The percentage of services described in each of paragraphs (b) through (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X are as follows:

(b)	NA

(c)	0%

(d)	NA

(f) Less than 50% of the hours expended on the principal account’s engagement to audit the Registrant’s financial statement for the fiscal year ended March 31, 2026 were attributed to work performed by persons other than the principal accountant’s full-time, permanent employees.

(g) The aggregate non-audit fees billed by the registrant’s accountant for services rendered to the registrant, and rendered to the registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for each of the last two fiscal years of the registrant was $0 for 2026 and $0 for 2025.

(h) Not applicable.

(i) Not applicable.

(j) Not applicable.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.	INVESTMENTS.

(a)	The Registrant’s Schedule of Investments is included as part of the Financial Statements and Financial Highlights filed under Item 7 of this Form.

(b)	Not applicable.

ITEM 7.	FINANCIAL STATEMENTS AND FINANCIAL HIGHLIGHTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

FINANCIAL STATEMENTS

AND OTHER INFORMATION

Year Ended March 31, 2026

See Notes to Financial Statements

FINANCIAL STATEMENTS | March 31, 2026

PERKINS DISCOVERY FUND

Schedule of InvestmentsMarch 31, 2026

		Shares	Value
99.12%	COMMON STOCKS

14.28%	BIOTECHNOLOGY
	Elutia, Inc.(A)	37,500	$39,375
	MDxHealth SA(A)	32,500	74,750
	TriSalus Life Sciences, Inc.(A)	17,500	70,000
	Veracyte, Inc.(A)	14,000	450,940
	Vericel Corp(A)	6,000	193,020
			828,085

6.08%	CONSUMER DISCRETIONARY
	Magnite, Inc.(A)	20,000	237,600
	Perion Network Ltd.(A)	11,500	114,885
			352,485

13.51%	HEALTH CARE DRUGS/SERVICES
	ANI Pharmaceuticals, Inc.(A)	5,750	442,175
	Cryoport, Inc.(A)	15,000	124,200
	NeoGenomics, Inc.(A)	22,000	163,240
	Owlet, Inc.(A)	10,500	53,970
			783,585

3.44%	HEALTH CARE MANUFACTURING
	AtriCure, Inc.(A)	7,000	199,710

17.00%	HEALTH CARE SUPPLIES
	Axogen, Inc.(A)	20,000	662,600
	BioLife Solutions, Inc.(A)	12,500	238,500
	Exagen, Inc.(A)	15,000	45,000
	TELA Bio, Inc.(A)	64,000	39,680
			985,780

11.21%	HEALTH CARE SUPPORT
	Natera, Inc.(A)	3,250	649,967

8.66%	HEALTH CARE TECHNOLOGY
	Butterfly Network, Inc.(A)	60,500	244,420
	OptimizeRX Corp.(A)	14,000	87,920
	Tactile Systems Technology, Inc.(A)	6,500	169,845
			502,185

See Notes to Financial Statements

FINANCIAL STATEMENTS | March 31, 2026

PERKINS DISCOVERY FUND

Schedule of Investments - continuedMarch 31, 2026

		Shares	Value
13.18%	INFORMATION TECHNOLOGY
	Digi International, Inc.(A)	6,000	$289,200
	Inuvo, Inc.(A)	37,500	77,626
	SkyWater Technology, Inc.(A)	14,500	397,445
			764,271

11.76%	SOFTWARE SERVICES
	Asure Software, Inc.(A)	23,500	202,100
	Backblaze, Inc.(A)	30,000	103,500
	ePlus, Inc.	5,000	376,250
			681,850

99.12%	TOTAL COMMON STOCKS		5,747,918
	(Cost: $2,982,346)

0.85%	MONEY MARKET FUND
	Fidelity Government Portfolio 3.530%(B)	49,105	49,105
	(Cost: $49,105)

99.97%	TOTAL INVESTMENTS		5,797,023
	(Cost: $3,031,451)
0.03%	Other assets, net of liabilities		2,156
100.00%	NET ASSETS		$5,799,179

(A)Non-income producing.

(B)Effective 7 day yield as of March 31, 2026.

See Notes to Financial Statements

FINANCIAL STATEMENTS | March 31, 2026

PERKINS DISCOVERY FUND

Statement of Assets and LiabilitiesMarch 31, 2026

ASSETS
Investments at value (cost of $3,031,451) (Note 1)	$5,797,023
Interest receivable	89
Receivable from investment advisor (Note 2)	9,539
Prepaid expenses	19,857
TOTAL ASSETS	5,826,508

LIABILITIES
Payable for capital stock redeemed	13
Accrued accounting, administration and transfer agent fees	3,231
Accrued professional fees	19,195
Proxy expense	2,247
Other accrued liabilities	2,643
TOTAL LIABILITIES	27,329

COMMITMENTS AND CONTINGENCIES (Note 2)

NET ASSETS	$5,799,179

NET ASSETS CONSIST OF:
Paid-in capital	2,734,338
Distributable earnings	3,064,841
Net Assets	$5,799,179

NET ASSET VALUE PER SHARE
Shares Outstanding (unlimited number of shares of beneficial interest authorized without par value)	122,347
Net Asset Value and Offering Price Per Share	$47.40
Redemption Price Per Share *	$46.93

*Redemption Price includes fee of 1% per share on the proceeds redeemed within 45 days of purchase.

See Notes to Financial Statements

FINANCIAL STATEMENTS | March 31, 2026

PERKINS DISCOVERY FUND

Statement of OperationsYear Ended March 31, 2026

INVESTMENT INCOME
Dividends	$3,750
Interest	4,511
Total investment income	8,261

EXPENSES
Investment advisory fees (Note 2)	64,150
12b-1 fees (Note 2)	16,037
Recordkeeping and administrative services (Note 2)	39,766
Professional fees (Note 2)	44,311
Custody fees	3,671
Transfer agent fees (Note 2)	24,118
Fund accounting fees	36,755
Filing and registration fees	28,537
Trustee fees	13,414
Compliance fees (Note 2)	9,586
Shareholder reports	27,539
Shareholder servicing	3,622
Insurance	2,739
Proxy expenses	2,642
Other expenses	13,513
Total expenses	330,400
Investment advisory fee waivers and reimbursed expenses (Note 2)	(167,462)
Net expenses	162,938
Net investment income (loss)	(154,677)

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain (loss) on investments	337,844
Net change in unrealized appreciation (depreciation) of investments	675,741
Net realized and unrealized gain (loss) on investments	1,013,585

INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS	$858,908

See Notes to Financial Statements

FINANCIAL STATEMENTS | March 31, 2026

PERKINS DISCOVERY FUND

Statements of Changes in Net Assets

	Years Ended March 31,
	2026	2025
INCREASE (DECREASE) IN NET ASSETS FROM

OPERATIONS
Net investment income (loss)	$(154,677)	$(181,071)
Net realized gain (loss) on investments	337,844	824,122
Net change in unrealized appreciation (depreciation) of investments	675,741	(775,342)
Increase (decrease) in net assets from operations	858,908	(132,291)

DISTRIBUTIONS TO SHAREHOLDERS
Net realized gain	(280,207)	—
Decrease in net assets from distributions	(280,207)	—

CAPITAL STOCK TRANSACTIONS (NOTE 5)
Shares purchased	56,354	263,960
Distributions reinvested	275,380	—
Shares redeemed(A)	(1,222,802)	(1,631,768)
Increase (decrease) in net assets from capital stock transactions	(891,068)	(1,367,808)

NET ASSETS
Increase (decrease) during year	(312,367)	(1,500,099)
Beginning of year	6,111,546	7,611,645
End of year	$5,799,179	$6,111,546

(A) Includes redemption fees of:	$25	$187

PERKINS DISCOVERY FUND

Selected Per Share Data Throughout Each Year

PERKINS DISCOVERY FUND

Financial Highlights

See Notes to Financial Statements

9

FINANCIAL STATEMENTS | March 31, 2026

See Notes to Financial Statements

FINANCIAL STATEMENTS | March 31, 2026

	Years Ended March 31,
	2026		2025		2024		2023	2022

Net asset value, beginning of year	$43.36		$44.76		$44.56		$51.55	$104.12
Investment activities
Net investment income (loss)(1)	(1.19)		(1.16)		(1.04)		(1.05)	(2.23)
Net realized and unrealized gain (loss) on investments	7.56		(0.24)		1.18		(5.24)	(29.64)
Total from investment activities	6.37		(1.40)		0.14		(6.29)	(31.87)
Distributions
Net realized gain	(2.33)		—		—		(0.70)	(20.76)
Total distributions	(2.33)		—		—		(0.70)	(20.76)
Paid-in capital from redemption fees	—	(2)	—	(2)	0.06		— (2)	0.06
Net asset value, end of year	$47.40		$43.36		$44.76		$44.56	$51.55

Total Return	13.92%		(3.13%)		0.45%		(12.02%)	(34.86%)

Ratios/Supplemental Data
Ratios to average net assets
Expenses, gross	5.15	%(3)	4.75	%(3)	4.48%		4.10%	2.59%
Expenses, net of waiver or recovery (Note 2)	2.54	%(3)	2.56	%(3)	2.50%		2.50%	2.50%
Net investment income (loss)	(2.41%)		(2.49%)		(2.43%)		(2.43%)	(2.50%)
Portfolio turnover rate	7.90%		10.08%		0.00	%(4)	2.12%	8.18%
Net assets, end of year (000s)	$5,799		$6,112		$7,612		$8,546	$11,366

(1)Per share amounts calculated using the average shares outstanding during the year.

(2)Less than $0.005 per share.

(3)Gross and net expenses reflect the effect of proxy expense which is excluded from the Fund’s expense limitation agreement. Gross and net expenses would have been: 5.11% and 2.50% for the year ended March 31, 2026; and 4.69% and 2.50% for the year ended March 31, 2025, respectively.

(4)Ratio is zero due to the Fund not purchasing any long-term securities during the year.

FINANCIAL STATEMENTS | March 31, 2026

PERKINS DISCOVERY FUND

Notes to Financial StatementsMarch 31, 2026

NOTE 1 – ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

The Perkins Discovery Fund (the “Fund”) is a diversified series of the World Funds Trust (“the Trust”), which is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management company. The Trust was organized as a Delaware statutory trust on April 9, 2007. The Fund was established on April 9, 1998, as a series of Professionally Managed Portfolios. On October 26, 2012, the Fund reorganized as a separate series of the Trust.

The Fund’s objective is to seek long-term capital appreciation.

The Fund is deemed to be an individual operating and reporting segment and is not part of a consolidated reporting entity. The objective and strategy, as outlined in the Fund’s prospectus under the heading “Principal Investment Strategies”, are used by Perkins Capital Management, Inc. (the “Advisor”) to make investment decisions, and the results of the Fund’s operations, as shown in its Statement of Operations and Financial Highlights, are the information utilized for the day-to-day management of the Fund. The Fund and the Advisor are parties to expense agreements as disclosed in the Notes to the Financial Statements, and resources are not allocated to the Fund based on performance measurements. Due to the significance of oversight and its role in the Fund’s management, the Advisor’s portfolio managers are deemed to be the Chief Operating Decision Maker.

The following is a summary of significant accounting policies consistently followed by the Fund. The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The Fund follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standard Codification Topic 946 “Financial Services – Investment Companies”.

Security Valuation

The Fund records investments at current market prices. Investments in securities traded on national securities exchanges are valued at the last reported sale price. Investments in securities included on the NASDAQ National Market System are valued at the NASDAQ Official Closing Price. Other securities traded in the over-the-counter market and listed securities for which no sales are reported on a given date are valued at the last reported bid price. Debt securities are valued by appraising them at prices supplied by a pricing agent approved by the Trust, which prices may reflect broker-dealer supplied valuations and electronic data

FINANCIAL STATEMENTS | March 31, 2026

PERKINS DISCOVERY FUND

Notes to Financial Statements - continuedMarch 31, 2026

processing techniques. Short-term debt securities (less than 60 days to maturity) are valued at their fair value using amortized cost. Other assets for which market prices are not readily available are valued at their fair value as determined in good faith under procedures set by the Trust’s Board of Trustees (the “Board”). Although the Board is ultimately responsible for fair value determinations under Rule 2a-5 of the 1940 Act, the Board has delegated day-to-day responsibility for oversight of the valuation of the Fund’s assets to the Advisor as the Valuation Designee pursuant to the Fund’s policies and procedures.

Generally, trading in corporate bonds, U.S. government securities and money market instruments is substantially completed each day at various times before the scheduled close of the New York Stock Exchange (“NYSE”). The value of these securities used in computing the net asset value (“NAV”) is determined as of such times.

The Fund has a policy that contemplates the use of fair value pricing to determine the net asset value (NAV) per share of the Fund when market prices are unavailable as well as under special circumstances, such as: (i) if the primary market for a portfolio security suspends or limits trading or price movements of the security; and (ii) when an event occurs after the close of the exchange on which a portfolio security is principally traded, but prior to the time as of which the Fund’s NAV is calculated, that is likely to have changed the value of the security.

When the Fund uses fair value pricing to determine the NAV per share of the Fund, securities will not be priced on the basis of quotations from the primary market in which they are traded, but rather may be priced by another method that the Valuation Designee believes accurately reflects fair value. Any method used will be approved by the Board and results will be monitored to evaluate accuracy. The Fund’s policy is intended to result in a calculation of the Fund’s NAV that fairly reflects security values as of the time of pricing.

Various inputs are used in determining the value of the Fund’s investments. GAAP established a three-tier hierarchy of inputs to establish a classification of fair value measurements for disclosure purposes. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

FINANCIAL STATEMENTS | March 31, 2026

PERKINS DISCOVERY FUND

Notes to Financial Statements - continuedMarch 31, 2026

The following is a summary of the level of inputs used to value the Fund’s investments as of March 31, 2026:

	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Common Stocks	$5,747,918	$—	$—	$5,747,918
Money Market Fund	49,105	—	—	49,105
	$5,797,023	$—	$—	$5,797,023

Refer to the Fund’s Schedule of Investments for a listing of the securities by security type and sector. The Fund held no Level 3 securities at any time during the year ended March 31, 2026.

Security Transactions and Income

Security transactions are accounted for on the trade date. The cost of securities sold is generally determined on a specific identification basis. Realized gains and losses from security transactions are determined on the basis of identified cost for book and tax purposes. Dividends are recorded on the ex-dividend date. Interest income is recorded on an accrual basis.

Cash and Cash Equivalents

Cash and cash equivalents consist of overnight deposits with the custodian bank which earn interest at the current market rate.

Accounting Estimates

In preparing financial statements in conformity with GAAP, management makes estimates and assumptions that affect the reported amounts of assets and liabilities and the disclosures of contingent assets and liabilities at the date of the financial statements, as well as the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

Federal Income Taxes

The Fund has complied and intends to continue to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to its shareholders. The Fund also

FINANCIAL STATEMENTS | March 31, 2026

PERKINS DISCOVERY FUND

Notes to Financial Statements - continuedMarch 31, 2026

intends to distribute sufficient net investment income and net capital gains, if any, so that it will not be subject to excise tax on undistributed income and gains. Therefore, no federal income tax or excise provision is required.

Management has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken in the Fund’s tax returns. The Fund has no examinations in progress and management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. Interest and penalties, if any, associated with any federal or state income tax obligations are recorded as income tax expense as incurred.

Reclassification of Capital Accounts

GAAP requires certain components of net assets are reclassified relating to permanent differences between financial and tax reporting. These reclassifications are caused primarily by differences in the timing of the recognition of certain components of income, expenses or realized capital gains for federal income tax purposes and have no effect on net assets or net asset value per share. For the year ended March 31, 2026, such reclassifications were due to the write off of net operating losses.

Paid-in capital	$(162,332)
Distributable earnings	162,332
NOTE 2 –	INVESTMENT ADVISORY AND DISTRIBUTION AGREEMENTS AND OTHER TRANSACTIONS WITH AFFILIATES

Pursuant to an Investment Advisory Agreement, the Advisor provides investment advisory services to the Fund for an investment advisory fee equal to 1.00% of the Fund’s daily net assets.

The Advisor earned and waived management fees and reimbursed Fund expenses for the year ended March 31, 2026 as follows:

Management Fees Earned	Management Fees Waived	Expenses Reimbursed
$64,150	$64,150	$103,312

The Advisor has contractually agreed to reduce its fees and/or reimburse Fund expenses until July 31, 2026 to keep Total Annual Operating Expenses (exclusive of interest, distribution and service fees pursuant to a Rule 12b-1 Plan, taxes,

FINANCIAL STATEMENTS | March 31, 2026

PERKINS DISCOVERY FUND

Notes to Financial Statements - continuedMarch 31, 2026

acquired fund fees and expenses, brokerage commissions, dividend expenses on short sales, other expenditures which are capitalized in accordance with GAAP and other extraordinary expenses not incurred in the ordinary course of the Fund’s business) from exceeding 2.25% of the Fund’s daily net asset assets. The expense limitation agreement may be terminated prior to July 31, 2026, by the Advisor and the Board only by mutual written consent. Each waiver and/or reimbursement of an expense by the Advisor is subject to repayment by the Fund within three years following the date such waiver and/or reimbursement was made, provided that the Fund is able to make the repayment without exceeding the expense limitation in place at the time of the waiver or reimbursement and at the time the waiver or reimbursement is recouped.

The total amount of recoverable reimbursements for the Fund as of March 31, 2026, and expiration dates, was as follows:

Recoverable Reimbursements and Expiration Dates
2027	2028	2029	Total
$153,954	$158,925	167,462	$480,341

The Fund has adopted a Distribution and Service Plan in accordance with Rule 12b-1 (the “12b-1 Plan”) of the 1940 Act. Pursuant to the 12b-1 Plan, the Fund may finance certain activities primarily intended to result in the sale of the Fund’s shares. The 12b-1 Plan provides that the Fund may pay a fee up to a maximum annual rate of 0.25% of the daily net assets of the Fund as compensation for certain shareholder service and distribution related activities. Because these fees are paid out of the Fund’s assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost more than paying other types of sales charges.

The Fund has adopted a shareholder service plan. Under a shareholder services plan, the Fund may pay an authorized firm up to 0.25% on an annualized basis of average daily net assets attributable to its customers who are shareholders. For this fee, the authorized firms may provide a variety of services, including but not limited to: (i) arranging for bank wires; (ii) responding to inquiries from shareholders concerning their investment in the Fund; (iii) assisting shareholders in changing dividend options, account designations and addresses; (iv) providing information periodically to shareholders showing their position in the Fund; (v) forwarding shareholder communications from the Fund such as proxies, shareholder reports, annual reports,and dividend distribution and tax notices to shareholders; (vi) processing purchase, exchange and redemption requests from shareholders and placing orders with the Fund or its service providers;

FINANCIAL STATEMENTS | March 31, 2026

PERKINS DISCOVERY FUND

Notes to Financial Statements - continuedMarch 31, 2026

(vii) providing sub-accounting with respect to shares beneficially owned by shareholders; and (viii) processing dividend payments from the Fund on behalf of shareholders.

For the year ended March 31, 2026, the following expenses were incurred:

Type of Plan	Fees Incurred
12b-1	$16,037
Shareholder Services	3,622

Commonwealth Fund Services, Inc. (“CFS”) acts as the Fund’s administrator, transfer and dividend disbursing agent and fund accountant. Fees to CFS are computed daily and paid monthly. For the year ended March 31, 2026, the following fees were paid by the Fund to CFS:

Administrator	Transfer Agent	Fund Accountant
$33,342	$ 23,839	$ 28,249

The amounts reflected on the Statement of Operations for Administration, Transfer Agent and Accounting fees include some out-of-pocket expenses not paid to CFS.

Certain officers of the Trust are also officers and/or directors of CFS. Additionally, Practus LLP, serves as legal counsel to the Trust. John H. Lively, Secretary of the Trust, is Managing Partner of Practus LLP. J. Stephen King Jr. and Robert J. Rhatigan, each an Assistant Secretary of the Trust, are Partners of Practus LLP. None of the officers and/or directors of CFS, Mr. Lively, Mr. King or Mr. Rhatigan receives any special compensation from the Trust or the Fund for serving as officers of the Trust.

The Fund’s Chief Compliance Officer is the Managing Member of Watermark Solutions, LLC (“Watermark”), which provides certain compliance services to the Fund. For the year ended March 31, 2026, Watermark received $9,586 in fees incurred by the Fund.

NOTE 3 – INVESTMENTS

The costs of purchases and proceeds from the sales of securities other than short-term investments for the year ended March 31, 2026, were as follows:

Purchases	Sales
$479,183	$1,802,599

FINANCIAL STATEMENTS | March 31, 2026

PERKINS DISCOVERY FUND

Notes to Financial Statements - continuedMarch 31, 2026

NOTE 4 –	DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF CAPITAL

In December 2023, the FASB issued Accounting Standards Update (“ASU”) 2023-09, Income Taxes (Topic 740): Improvements to Income Tax Disclosures. The ASU requires public entities, on an annual basis, to provide income tax disclosures, including income taxes paid disaggregated by jurisdiction. This ASU also includes certain other amendments to improve the effectiveness of income tax disclosures. The ASU is effective for annual period beginning after December 15, 2024. Management has determined that there is no material impact of the ASU on the Funds’ financial statements.

Distributions are determined on a tax basis and may differ from net investment income and realized capital gains for financial reporting purposes. Differences may be permanent or temporary. Permanent differences are reclassified among capital accounts in the financial statements to reflect their tax character. Temporary differences arise when certain items of income, expense, gain or loss are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future. Differences in classification may also result from the treatment of short-term gains as ordinary income for tax purposes.

There were no distributions paid during the year ended March 31, 2025. Distributions paid during the year ended March 31, 2026, were as follows:

Long-Term Capital Gains	$280,207

As of March 31, 2026, the components of distributable earnings (accumulated deficits) on a tax basis were as follows:

Other accumulated losses	$(38,572)
Accumulated realized gain (loss)	337,841
Net unrealized appreciation (depreciation) on investments	2,765,572
$3,064,841

For tax purposes, the Fund had a current year late-year ordinary loss of $38,572. This loss will be recognized on the first business day of the Fund’s fiscal year, April 1, 2026.

FINANCIAL STATEMENTS | March 31, 2026

PERKINS DISCOVERY FUND

Notes to Financial Statements - continuedMarch 31, 2026

As of March 31, 2026, the cost of securities for Federal Income tax purposes and the related tax-based net unrealized appreciation (depreciation) consists of:

Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Total Unrealized Appreciation (Depreciation)
$3,031,451	$3,563,656	$(798,084)	$2,765,572

NOTE 5 –TRANSACTIONS IN SHARES OF BENEFICIAL INTEREST

Shares of beneficial interest transactions for the Fund were:

	Year Ended March 31, 2026	Year Ended March 31, 2025
Shares sold	1,108	5,680
Distributions reinvested	4,982	—
Shares redeemed	(24,693)	(34,773)
Net increase (decrease)	(18,603)	(29,093)

NOTE 6 – RISK OF INVESTING IN THE FUND

It is important that you closely review and understand the risks of investing in the Fund. The Fund’s NAV and investment return will fluctuate based upon changes in the value of its portfolio securities. You could lose money on your investment in the Fund, and the Fund could underperform other investments. There is no guarantee that the Fund will meet its investment objective. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. A complete description of the principal risks is included in the Fund’s prospectus under the heading “Principal Risks.”

NOTE 7 – SUBSEQUENT EVENTS

Fund Liquidation

On May 20, 2026, the Board of Trustees of WFT approved a Plan of Liquidation for the Fund, based on the recommendation of the Funds’ investment advisor, Perkins Capital Management, Inc.

FINANCIAL STATEMENTS | March 31, 2026

PERKINS DISCOVERY FUND

Notes to Financial Statements - continuedMarch 31, 2026

The Fund will cease trading and will be closed to purchases as of the close of regular trading on May 29, 2026 (the “Closing Date”). The Fund will not accept purchase orders after the Closing Date. Shareholders may sell their shares through the Closing Date. The Fund is expected to liquidate on June 29, 2026 (the “Liquidation Date”).

On or about the Liquidation Date, the Fund expects to distribute to shareholders of record who have not previously redeemed or sold their shares cash in an amount equal to each shareholder’s proportionate interest in the net assets of the Fund, after payment of Fund liabilities and liquidation expenses. Distributions may also be made in cash equivalents or in-kind, as permitted under the Plan. Once distributions are complete, the Fund will terminate.

Prior to the Closing Date, the Advisor will begin liquidating the Fund’s portfolios, which will result in the Fund holding increased cash positions and deviating from its stated investment objectives and strategies. The Fund will bear brokerage, transaction, and other expenses associated with the liquidation, which have been determined to be extraordinary expenses.

Distributions to Shareholders

Subsequent to the date of the financial statements, the Fund has made the following distributions to the shareholders of record:

Record Date	Ex-Dividend Date	Character	Amount
5/27/26	5/28/26	Long Term Capital Gains	$337,841

Management has evaluated all transactions and events subsequent to the date of the statement of assets and liabilities through the date on which these financial statements were issued and, except as noted above, no additional items require disclosure.

FINANCIAL STATEMENTS | March 31, 2026

PERKINS DISCOVERY FUND

Report of Independent Registered Public Accounting Firm

To the Shareholders of
The Perkins Discovery Fund and the
Board of Trustees of The World Funds Trust

Opinion on the Financial Statements

We have audited the accompanying statement of assets and liabilities of the Perkins Discovery Fund (the “Fund”), a series of the World Funds Trust, including the schedule of investments, as of March 31, 2026, the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of March 31, 2026, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB. We have served as the auditor of one or more funds in the World Funds Trust since 1995.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audits we are required to obtain an understanding of internal control over financial reporting, but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion.

FINANCIAL STATEMENTS | March 31, 2026

PERKINS DISCOVERY FUND

Report of Independent Registered Public Accounting Firm - continued

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of March 31, 2026 by correspondence with the custodian. We believe that our audits provide a reasonable basis for our opinion.

TAIT, WELLER & BAKER LLP

Philadelphia, Pennsylvania
May 28, 2026

FINANCIAL STATEMENTS | March 31, 2026

PERKINS DISCOVERY FUND

Supplemental Information

Changes in and disagreements with accountants for open-end management investment companies.

Not applicable.

Proxy disclosures for open-end management investment companies.

Not applicable.

Remuneration paid to Directors, Officers, and others of open-end management investment companies.

See the Statement of Operations and Note 2 for remuneration paid to Officers. See the Statement of Operations for remuneration paid to Trustees.

Statement Regarding Basis of Approval of Investment Advisory Contract

Not applicable.

ITEM 8.	CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9.	PROXY DISCLOSURES FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 10.	REMUNERATION PAID TO DIRECTORS, OFFICERS, AND OTHERS OF OPEN-END MANAGEMENT INVESTMENT COMPANIES.

Reference Item 7, Note 2 which includes remuneration paid to Officers and the Statements of Operations which include remuneration paid to Trustees.

ITEM 11.	STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT.

Not applicable.

ITEM 12.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable because it is not a closed-end management investment company.

ITEM 13.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

 Not applicable because it is not a closed-end management investment company.

ITEM 14.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable because it is not a closed-end management investment company.

ITEM 15.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

ITEM 16.	CONTROLS AND PROCEDURES.

(a) The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d- 15(b)).

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 17.	DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 18.	RECOVERY OF ERRONEOUSLY AWARDED COMPENSATION.

Not applicable.

ITEM 19.	EXHIBITS.

(a)(1)	Code of Ethics in response to Item 2 of this Form N-CSR is attached hereto.

(a)(2)	Any policy required by the listing standards adopted pursuant to Rule 10D-1 under the Exchange Act of 1934 – Not applicable.

(a)(3)	Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(3)(1)	Any written solicitation to purchase securities under Rule 23c-1 under the Investment Company Act of 1940 – Not applicable.

(a)(3)(2)	Change in the registrant’s independent public accountant – Not applicable.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:   World Funds Trust

By (Signature and Title)*:	/s/ Karen Shupe
Karen Shupe Principal Executive Officer
Date: June 4, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*:	/s/ Karen Shupe
Karen Shupe Principal Executive Officer
Date: June 4, 2026

By (Signature and Title)*:	/s/ Ann MacDonald
Ann MacDonald Principal Financial Officer
Date: June 4, 2026

* Print the name and title of each signing officer under his or her signature.